Note 4 - Fair Value Measurements (Details) - Financial Instruments - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Cash and cash equivalents	$ 20,844,000	$ 19,820,000
Cash and cash equivalents, fair value	20,844,000	19,820,000	$ 38,590,000
Available-for-sale securities	75,346,000	83,805,000	87,449,000
Available-for-sale securities, fair value	75,346,000	83,805,000	87,449,000
Federal Home Loan Bank stock	3,074,000	1,801,000	2,196,000
Federal Home Loan Bank stock, fair value	3,074,000	1,801,000	2,196,000
Loans held-for-sale	5,744,000	5,374,000
Loans held-for-sale, fair value	5,698,000	5,499,000	2,909,000
Loans, net	299,962,000	283,381,000
Loans, net, fair value	301,789,000	285,439,000	277,539,000
Accrued interest receivable	1,088,000	1,095,000	1,074,000
Accrued interest receivable, fair value	1,088,000	1,095,000	1,074,000
Financial liabilities:
Deposits	333,893,000	356,065,000	358,504,000
Deposits, fair value	326,061,000	356,353,000	358,961,000
Securities sold under agreements to repurchase	2,917,000	3,921,000	4,390,000
Securities sold under agreements to repurchase, fair value	2,917,000	3,921,000	4,390,000
Federal Home Loan Bank advances	51,500,000	17,500,000	30,000,000
Federal Home Loan Bank advances, fair value	51,500,000	17,500,000	30,000,000
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents, fair value	20,844,000	19,820,000	38,590,000
Federal Home Loan Bank stock, fair value	3,074,000	1,801,000	2,196,000
Accrued interest receivable	1,088,000	1,095,000
Accrued interest receivable, fair value	1,088,000	1,095,000
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Available-for-sale securities	75,346,000	83,805,000	87,449,000
Available-for-sale securities, fair value	75,346,000	83,805,000	87,449,000
Financial liabilities:
Deposits, fair value	326,061,000	356,353,000	358,961,000
Securities sold under agreements to repurchase, fair value	2,917,000	3,921,000	4,390,000
Federal Home Loan Bank advances, fair value	51,500,000	17,500,000	30,000,000
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Loans held-for-sale, fair value	5,698,000	5,499,000	2,909,000
Loans, net, fair value	$ 301,789,000	$ 285,439,000	$ 277,539,000